DAVIS TAX-FREE HIGH INCOME FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501
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Dear Shareholder:

Davis Tax-Free High Income Fund had good performance over the twelve months ending September 30, 1995. Davis Tax-Free's total return for that period was 6.64% (1) compared to the 9.65% average total return of 36 funds in Lipper Analytical Inc.'s High Yield Debt Municipal fund category. This performance was after Davis Tax-Free's number one calendar 1994 ranking as the strongest of all 82 intermediate, 184 general, and 36 high yield municipal bond funds based on total return according to Lipper Analytical Services, Inc. as reported in the January 17, 1995 edition of The Bond Buyer. Davis Tax-Free's total return for that period was +2.29%; only one other municipal bond fund in the three categories (above) had a positive total return (+0.19%) over the period.

Davis Tax-Free continues to be one of the top risk-adjusted performers of all municipal bond funds. Morningstar, Inc. gives Davis Tax-Free its highest rating, PPPPP (five star) overall (historical profile), based on the
risk-adjusted performance over the life of the Fund.   It also gives Davis
Tax-Free its PPPPP (five star) rating over the last three years and the last five years (2).

Davis Tax-Free's top risk-adjusted performance has resulted from following several strategies including being diversified with almost three hundred positions, a continued focus on the upside potential and the downside protection of each individual investment, and investing in less followed situations that offer extra yield per credit quality and better risk/reward ratios. We plan to continue following these and other successful strategies.

The municipal bond market has under-performed the general bond market since April of 1995 due to concerns about passage of the flat income tax and the abolition of the Federal tax-free status of municipal bonds. The under-performance can most easily be seen by looking at the AAA-rated municipal bond yields as a percent of U.S. Treasury yields. Before the concern this percentage was about 85%; it has since increased to between 95% and 97%. Thus, we believe passage of the flat tax is substantially "in the price" of municipal bonds. On the other hand, if the flat tax does not pass, we think municipal bonds should rally to a level where AAA-rated municipal yields are back to around 85% of U.S. Treasury yields.

The other major undercurrent in the municipal bond market is that credit quality yield spreads have remained tight. For example the yield spread between a AAA-insured issue and the same issue that is uninsured and is rated BBB is only about 35 to 40 basis points. Because you are not being paid a lot to take credit risk, we are continuing to hold upgraded holdings with an average rating (of the securities which are rated) of A+. Once spreads widen we will reposition the Fund in lower quality credits.

In the middle of February 1995, we took profits on our aggressive interest rate sensitive positions and went back to the more defensive posture of the rest of the portfolio. We thought that we had caught most of the upside from the rally we were fortunate to catch at the bottom in October 1994. Since that time U.S. Treasuries have rallied substantially but flat tax concern limited the rise of the municipal bond market. We have continued our posture of giving up some upside potential to pick up increased downside protection both with respect to rising rates and to weakening credit profiles that we adopted at that time. We think this positioning should allow Davis Tax-Free to outperform in flat and hostile (rising rate, declining credit quality) environments but under-perform in a large market rally in absolute total return terms. We expect that our posture should give us favorable risk-adjusted performance similar to what we have achieved in the past (of course, past performance is no guarantee of future success).

DAVIS TAX-FREE HIGH INCOME FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501
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In summary, your Fund performed well over the twelve months ending
September 30, 1995. After the large bond market rally, we are back to a full defensive stance which should outperform in a stable or rising rate environment but would probably under-perform if interest rates drop a lot. We think this continuing defensive posture is appropriate after the recent bond market rally. We believe our posture should continue to result in high levels of tax-free income and strong relative returns over the next year.

Respectfully submitted,

/s/ Shelby M.C. Davis                                /s/ B. Clark Stamper

Shelby M.C. Davis                                    B. Clark Stamper
President                                            Portfolio Manager

November 3, 1995

(1) Annual average rates of return for Davis Tax-Free High Yield B shares for the one, five and ten year period ended March 1995 are 3.64%, 7.33% and 7.81%, respectively after reduction of applicable contingent deferred sales charge (see prospectus).

(2) The Morningstar proprietary ratings reflect historical risk-adjusted performance as of 9/30/95. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five- and ten-year (or life of fund, which ever is shorter) average annual returns in excess of 90-day Treasury Bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. Davis Tax-Free High Income B received 5 stars overall and, also, for the three-, five- and ten-year periods. The fund was rated against 721, 486 and 167 municipal bond funds for the respective periods. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and 10% receive one star. Star ratings for the other classes may vary, and are available only for classes with at least three years of performance history.

DAVIS TAX-FREE HIGH INCOME FUND
Comparison of Davis Tax-Free High Income Fund, Class B Shares and
Lehman Brothers 10 Year Revenue Bond Index
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     Average Annual Total Return For the Periods ended September 30, 1995.

CLASS A SHARES (This calculation includes an
initial sales charge of 4 3/4%.)
Life of class (December 1, 1994
through September 30, 1995)..............2.85%


CLASS B SHARES (This calculation includes
applicable contingent deferred sales charges.)
One Year..............................   3.64%
Five Years............................   7.33%
Ten Years.............................   7.81%

$10,000 invested over ten years. Let's say you invested $10,000 in Davis Tax-Free High Income Fund B shares on September 30, 1985. As the chart below shows, by September 30, 1995 the value of your investment would have grown to $21,222 - a 112.22% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below. Its value would have grown to $20,407 - a 104.07% increase. Investments cannot be made directly into an index.



    Measurement period          Davis Tax-Free            Lehman Brothers
                               High Income Fund           10-YR Rev. Bd.
    ------------------        -------------------         ---------------

    FYE 9/30/85                   $10,000                   $10,000
    FYE 9/30/86                    11,383                    12,237
    FYE 9/30/87                    11,457                    13,267
    FYE 9/30/88                    12,899                    15,022
    FYE 9/30/89                    14,011                    16,210
    FYE 9/30/90                    14,763                    17,305
    FYE 9/30/91                    16,253                    19,735
    FYE 9/30/92                    17,703                    21,779
    FYE 9/30/93                    19,314                    24,662
    FYE 9/30/94                    19,857                    17,575
    FYE 9/30/95                    21,222                    20,407



The performance data for Davis Tax-Free High Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND
Management's Discussion of Fund Performance
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An interview with B. Clark Stamper, Portfolio Manager of Davis Tax-Free
High Income Fund

Q.  How is the Fund positioned currently and why?

A. After the bond market rally from October/November 1994 and with several stock market indices at or near record high levels, both the stock and the bond market appear to be in positions similar to late
    1993 from which they posted poor results. The key difference between the two times is that, in 1993, short rates were very low. Short rates did not rally with long rates and so they offer more value right now. Thus, keeping a short duration makes more since if you believe that the bond market will not rally forever and because the yield curve is relatively flat. With respect to credit quality, credit quality yield spreads are relatively tight at only a 35 basis point yield pick up from uninsured BBB to insured AAA. Thus, we are not being paid much to take on credit risk. This spread could widen out to as much as 150 basis points or more. When it does, I will lower the Fund's credit quality from its current A+ to back below investment grade to take advantage of the opportunities.

Q.  What would cause credit quality spreads to widen?

A. Weaker credit fundamentals. The economy is putting out mixed signals. Some sectors appear to be getting stronger while others appear to be getting weaker. I have noticed that consumer installment debt as a percent of per capita income is at record levels. This could mean that individuals' borrowing capacity is at its limit and that current levels of purchasing will be curtailed in the future. Changes in spending habits such as that would result in a slowdown in the economy and deteriorating credit profiles. As credits weaken, investors will require more yield to hold them; thus, credit quality spreads would widen.

Q.  What about the flat tax?

A. I believe the potential impact of the flat tax and the abolition of Federal tax-free status of municipal bonds and tax subsidies for real estate and corporate debt and interest expense has already been reflected in the prices and yields of municipal bonds. Basically, its passage is already substantially "in the price" of municipal bonds. Thus, if it passes municipal bonds will only trade off slightly; however, if it does not pass, municipal bonds will outperform other fixed income investments, just as they under-performed over the last six months.

Q.  If the flat tax passes, will the municipal bond market disappear?

A. No, I do not think so. Municipalities will still need to finance projects like water and sewer systems, utilities, schools, bridges, etc. However, some municipal bonds such as industrial revenue bonds (municipal bonds backed by corporations) and municipal housing bonds could disappear or change their characteristics.

DAVIS TAX-FREE HIGH INCOME FUND
Management's Discussion of Fund Performance - Continued
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An interview with B. Clark Stamper, Portfolio Manager of Davis Tax-Free
High Income Fund _ Continued

Q.  How would you describe your basic investment style?

A. I am a risk manager. My primary focus is on the tradeoffs between the risks and rewards of different investments. The primary risks in the high yield municipal category are: 1) credit risk, the risk that principal and interest will not be paid on a timely basis due to deteriorating credit quality, which would also cause the price of a security to drop, and 2) interest rate risk, the risk that interest rates will rise, thus, causing the value of a fixed coupon bond to drop. The reward is usually price appreciating due to improving credit quality and/or falling interest rates, in addition to a high current yield. Of course, there are other types of risk and the tradeoffs among them can result in different positive or negative returns depending upon the subtleties of the specific credit and bond characteristics.

Q.  How do you make your investment decisions?

A. My primary tool is bottom up credit research. My major concern is that the credit quality of our investments does not deteriorate and that we are paid back principal and interest on schedule. Purchasing high yield bonds is like making a loan. There are numerous variables that you look at to make sure you are going to be paid back. The potential return on the investment is then compared to the credit quality of the investment and the risk of something going wrong. I also apply this upside/downside analysis to interest rate risk and call risk as well. In addition, I use top-down management techniques where I look at the characteristics of the portfolio as a whole. I use these techniques to monitor the proportion of our stake in positions of similar type or strategy, and to make sure we are properly diversified.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments
At September 30, 1995
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
        MUNICIPAL BONDS - (96.17%)                                                                                          Value
Principal                                                                                                                 (Note 1)
---------                                                                                                                  ------
              ALABAMA - (0.47%)
$    40,000   Alabama Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds., Ser. B, Zero Cpn.,
                10/01/14............................................................................................  $      5,709
     60,000   Baldwin Cnty., AL, Ind. Dev. Brd. IDR Bds., (Scott Paper Corp. Prj.)
                Ser. '84, 10.50%, 09/01/11..........................................................................        60,419
    210,000   Ozark, AL, Medical Clinic Brd. 1st Mtg. Rev. Bds. (United States
                Health & Hsg. Foundation, Inc. Prj.), 9.25%, 10/01/99...............................................       228,308
    500,000   The Special Care Fac. Fin. Auth. of the City of Pell City, AL, 1st Mtg.
                Rev. Bds. (The Village of Cook Springs, Inc. Prj.) Ser.'93-A,
                8.50%, 07/01/18.....................................................................................       519,000
                                                                                                                      ------------
                                                                                                                           813,436
              ALASKA - (0.42%)                                                                                        ------------
    690,000   Alaska Hsg. Fin. Corp., Insured Mtg. Prg. Bds., '90 1st Ser., 7.80%,
               12/01/30.............................................................................................       726,156
              ARIZONA - (2.38%)                                                                                       ------------
    195,000   Chandler, AZ, Improvement Dist. No. 51, 7.875%, 01/01/99..............................................       197,055
    400,000   City of Tolleson Muni Fin. Corp. Rev. Bds., Ser. of '85, 9.20%, 09/01/05..............................       409,976
    230,000   Coconino & Mohave Cntys., AZ, Unified School Dist. No. 6, Cap.
                Appreciation Ref. Bds., Zero Cpn., 07/01/02.........................................................       161,952
    990,000   The IDA of the City of Casa Grande, AZ, Dev. Rev. Bds. (Five Points
                Redevelopment Prj.), Sr. Bds., 8.25%, 12/01/15......................................................     1,026,363
    500,000   The IDA of the City of Sierra Vista, 1st Mtg. Nursing Home Ref. Rev. Bds.
                (Sierra Vista Medical Investors, Ltd. Prj.) Ser. '94A, 8.50%, 08/01/10..............................       518,190
      5,000   The IDA of the Cnty. of Maricopa (Arizona) Statewide Sngl. Fam. Mtg. Rev.
                Bds. (GNMA Mtg.-Backed Sec. Program) Ser. '90, 7.85%, 09/01/22......................................         5,166
    100,000   The IDA of the Cnty. of Pima, AZ, Sngl. Fam. Mtg. Rev. Bds. (GNMA
                Mtg.-Backed Sec. Program) Ser. '88, 8.125%, 09/01/20................................................       106,117
 15,720,000   Phoenix, AZ, IDA Sngl. 0Fam. Mtg. Rev. Bds., Ser. '84, Zero Cpn.,
                12/01/15............................................................................................     1,679,368
                                                                                                                      ------------
                                                                                                                         4,104,187
              ARKANSAS - (0.33%)                                                                                      ------------
    500,000   Independence Cnty., AR, PCR, (Mississippi Pwr. & Lt. Co. Prj.) '82-A
                Ser. B, 9.50%, 07/01/14.............................................................................       562,085
              CALIFORNIA _ (5.59%)                                                                                    ------------
    380,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. (Victor Valley
                Community Hosp.) '84 Ser. A, 9.875%, 07/01/12.......................................................       385,578
  1,010,000   California Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Valley Presbyterian Hosp.)
                '83 Ser. A, 9.00%, 05/01/12.........................................................................     1,014,313
    500,000   California Hlth. Fac. Auth., Fin. Auth., Kaiser Permanente, Medical Care
                Prg., Rev. Bds., '85 Ser. A, 9.125%, 10/01/15.......................................................       512,135
    105,000   California Hsg. Fin. Agy. Multi-Unit Rental Hsg. Rev. Bds. '80 Ser. A,
                8.75%, 02/01/10.....................................................................................       106,911
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
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              MUNICIPAL BONDS - Continued                                                                                   Value
Principal                                                                                                                 (Note 1)
---------                                                                                                                  ------
              CALIFORNIA - Continued
$12,950,000   California Hsg. Fin. Agy. Rev. Bds., Cap. Appreciation - Home Mtg. -
                Ser. A, Zero Cpn., 08/01/23.........................................................................  $  1,502,459
    100,000   The City of Los Angeles, Multi Fam. Hsg. Ref. Rev. Bds., '91 Ser. A,
                7.00%, 05/01/21105,280
    460,000   City of Modesto, CA, Econ. Dev. Rev. Bds. (FHA Insured Mtg. Loan -
                Evergreen Convalescent Home Prj.), 10.50%, 08/01/19.................................................       476,022
    950,000   City of Napa, CA, '92, Ind. Rev. Ref. Bds. (Napa Motel and Restaurant),
                8.50%, 12/01/07.....................................................................................       973,959
     50,000   Cnty. of Los Angeles, Sngl. Fam. Mtg. Rev. Sr. Bds., '86 Issue A, 7.33%,
                08/01/10............................................................................................        51,876
    250,000   Cnty. of Marin, Mtg. Rev. Bds., Ser. '84A (FHA Insured Mtg. Loan -
                Marion Park Apts. Prj.), Zero Cpn., 04/01/01........................................................       144,000
  1,000,000   Cnty. of Marin, Multifam. Hsg. Rev. Bds., Ser. '84B (Marion Park
                Apts. Prj.), Zero Cpn., 04/21/07....................................................................       315,350
    250,000   Dept. of Veteran Affairs of the State of California, Home Purchase Rev.
                Bds., '88 Ser. A, 7.40%, 08/01/97...................................................................       264,583
    250,000   Harbor Dept. of the City of Los Angeles, Rev. Bds., Issue of '85, 8.70%,
                09/01/15............................................................................................       267,523
    100,000   Hsg. Auth. of the Cnty. of Santa Clara, Multifam. Hsg. Rev. Bds.,
                Ser. '85 C (Fannie Mae Prg./Amberwood Apts. Prj.),0%/9.375%, 10/01/07...............................        86,012
  1,000,000   Loma Linda, CA, IDR Bds., Medical Pptys. Prj. - Loma Linda University,
                10.625%, 11/01/12...................................................................................     1,012,920
    295,000   Los Angeles, CA, Community Redevelopment Agy. Res. Mtg. Rev. Bds.,
                '85 Ser. A, 8.875%, 05/01/18........................................................................       313,706
  1,170,000   Los Angeles, CA , Mtg. Rev. Bds., FHA Section 8 Insured Mtg. Loan
                (Arleta Park Apts.) Ser. A, 9.75%, 03/01/06.........................................................     1,227,377
    175,000   Los Angeles, CA, Multi. Fam. Rev. (FHA Insured Multi-Fam. Hsg. Mtg.
                Rev. Bds.) Park Parthenia Prj., 7.30%, 07/20/11.....................................................       181,892
     50,000   Los Angeles, CA, Reg'l. Airports Improvement Corp. Lease Rev. Bds.
                (Los Angeles West Terminal Fuel Corp.), 10.00%, 01/01/01............................................        56,773
    355,000   Redevelopment Agy. of the City of Oakland, Central Dist. Redevelopment
                Prj. Tax Allocation Bds., Ser. A, 7.20%, 02/01/09...................................................       368,788
    250,000   San Francisco, CA, City & Cnty. Multi. Fam. Hsg. Rev. Bds. (FHA
                Insured - Aspen South Hill Apts.) Ser. C, 9.00%, 12/01/26...........................................       259,738
                                                                                                                      ------------
                                                                                                                         9,627,195
              COLORADO - (1.36%)                                                                                      ------------
    150,000   Arapahoe Cnty., CO, Sngl. Fam. Mtg. Rev. Multiplier Bds., Ser. '83A,
                Zero Cpn., 12/01/09.................................................................................        32,886
  2,125,000   Colorado Hlth. Fac. Auth., Retirement Hsg. Rev. Bds.(Liberty Heights
                Prj.), '90 Subordinate Ser. B, Zero Cpn., 07/15/22..................................................       338,003
    575,000   Colorado Hlth Fac. Auth., Retirement Hsg. Rev. Bds. (Liberty Heights
                Prj.), '91 Ser. B, Zero Cpn., 07/15/24..............................................................        78,850
    900,000   Colorado Hsg. Fin. Auth. (Sngl. Fam. Prg. Sr. Bds.), 8.07%, 08/01/19..................................       937,071
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
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              MUNICIPAL BONDS - Continued                                                                                   Value
Principal                                                                                                                 (Note 1)
---------                                                                                                                  ------
              COLORADO - Continued
$   310,000   Denver (City & Cnty.), CO, Sngl. Fam. Mtg. Rev. Bds., Ser. '85A,
                Zero Cpn., 09/01/16.................................................................................  $     34,323
    180,000   Hamilton Creek Metro. Dist., Summit Cnty., CO, G.O.,11.25%, 12/01/04<F1>                                     112,950
    770,000   Mesa Cnty., CO, IDR Ref. Bds. (Joy Tech. Inc. Prj.) Ser. '92, 8.50%,
                09/15/06............................................................................................       811,395
                                                                                                                      ------------
                                                                                                                         2,345,478
              CONNECTICUT - (0.35%)                                                                                   ------------
    600,000   Connecticut Dev. Auth., Hlth. Care Rev. Bds. (Corp. for Independent Living
                Prj.) Ser. '93B, 8.00%, 07/01/17....................................................................       610,842
              DELAWARE - (0.61%)
    820,000   Delaware Econ. Dev. Rev. Ref. Bds. (Supermarkets General Corp. Prj.)
                Ser. '83, 10.875%, 12/01/03.........................................................................       846,109
    290,000   Delaware St. Econ. Dev. Community Multi-Fam. Mtg. Rev. Bds.,
                Cadis-GNMA-Chestnut Cross, 0%/9.75%, 07/20/20.......................................................       210,131
                                                                                                                      ------------
                                                                                                                         1,056,240
              DISTRICT OF COLUMBIA - (0.16%)                                                                          ------------
    250,000   District of Columbia (Washington, D.C.) Rev. Bds. (The Howard University
                Issue) Ser. A, 7.875%, 10/01/04.....................................................................       271,940
                                                                                                                      ------------
              FLORIDA - (6.61%)
  1,750,000   Broward Cnty., FL, Hsg. Fin. Auth. Rev. Home Mtg., Ser. A, Cap.
                Appreciation, Zero Cpn., 04/01/14...................................................................       272,318
     25,000   Certificates of Participation, The School Brd. of Dade Cnty., FL, 7.00%,
                02/01/98............................................................................................        24,996
    480,000   Charlotte Cnty., FL, IDR Ref. Bds. (Beverly Ent. - Florida, Inc. Prj.)
                Ser. '87, 10.00%, 06/01/11..........................................................................       562,056
  6,945,000   City of Tampa, FL, Home Mtg. Rev. Bds., '83 Ser. A, Muni Multiplier
                Bds., Zero Cpn., 10/01/14...........................................................................       944,381
    725,000   Dade Cnty., FL, Special Hsg. Rev. Bds. (City of Miami Dev. - Indenture
                VIII), Ser. A, 11.00%, 07/01/12.....................................................................       748,737
    500,000   Dade Cnty. IDA IDR Bds., Ser. '95 (Miami Cerebral Palsy Res. Svcs., Inc.
                Prj.), 8.00%, 06/01/22..............................................................................       502,795
  1,200,000   Florida Hsg. Fin. Agy. (Southlake Apartments Prj. - D), 8.10%, 10/01/02<F2>...........................     1,241,304
  1,000,000   Hernando Cnty., FL, Secured IDR Ref. Bds. (Florida Crushed Stone Co.
                Prj.) Ser. '93, 8.50%, 12/01/14.....................................................................     1,054,080
    115,000   Highlands Cnty., FL, IDA (Beverly Ent. - Florida, Inc. Prj.) Ser. '91, 9.25%,
              07/01/07..............................................................................................       130,031
  1,000,000   Highlands Cnty. IDA (Florida) 1st Mtg. Hlth. Care Rev. Bds., Ser. '91
                (Church of All Faiths, Inc. Prj.), 9.375%, 10/01/21.................................................       800,000
    250,000   The Hsg. Fin. Auth. of Dade Cnty. (Florida) Collateralized Mtg. Rev. Bds.,
                '84 Ser. H (Lihud Ltd. Apts. Prj.), 10.50%, 06/01/00................................................       255,615
    240,000   Jacksonville Elec. Auth. (Jacksonville, Florida) St. Johns River Pwr. Park
                Sys. Rev. Bds., Issue One, Ser. Seven, 8.875%,10/01/10..............................................       244,843
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                   Value
Principal                                                                                                                 (Note 1)
---------                                                                                                                  ------
              FLORIDA - Continued
$   460,000   Jacksonville Elec. Auth. (Jacksonville, Florida) St. Johns River Pwr. Park
                Sys. Rev. Bds., Issue One, Ser. Two, 7.25%, 10/01/13................................................  $    460,152
    205,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser.'89A (Methodist
                Hosp. Prj..), 8.00%, 10/01/06.......................................................................       206,738
    340,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89A (Methodist
                Hosp. Prjs.), 8.00%, 10/01/15.......................................................................       342,397
    250,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89B (Methodist
                Hosp. Prjs.), 8.00%, 10/01/15.......................................................................       251,763
    155,000   Leon Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds., Cap.
                Appreciation-Multi-Cnty. Prg. '84A, Zero Cpn., 03/01/02.............................................        80,333
    155,000   Leon Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds., Cap.
                Appreciation-Multi-Cnty. Prg. '84A, Zero Cpn., 09/01/02.............................................        76,276
    155,000   Leon Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds., Cap.
                Appreciation-Multi-Cnty. Prg. '84A, Zero Cpn., 09/01/03.............................................        68,916
    655,000   Manatee Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds., Cap. Appreciation,
                '83 Ser. A, Zero Cpn., 10/01/15.....................................................................        81,082
     75,000   Marion Cnty., FL, IDR (Midland-Ross Corp. Prj.) Ser. '81, 11.875%,
                08/01/11............................................................................................        76,445
    500,000   Ocean Highway & Port Auth. Solid Waste/PCR Bds. (Container Corp. of
                America Prj.) Ser. '85, 9.375%, 11/01/04............................................................       520,100
    465,000   Orange Cnty., FL, IDA (Beverly Ent. - Florida, Inc. Prj.) Ser. '91, 9.25%,
                08/01/10............................................................................................       524,901
  3,400,000   Palm Beach Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                Appreciation, Zero Cpn., 07/01/14...................................................................       466,174
    850,000   South Indian River Wtr. Control Dist., Sect. 15AImprovement Bds. (Egret
                Landing - Phase I), 8.00%, 11/01/18.................................................................       926,925
    470,000   Winter Garden, FL, IDR Ref. Bds. (Beverly Ent. - Florida, Inc. Prj.)
                Ser. '91, 8.75%, 07/01/12...........................................................................       514,429
                                                                                                                      ------------
                                                                                                                        11,377,787
              GEORGIA - (1.72%)                                                                                       ------------
    250,000   Atlanta Hsg. Dev. Corp., Mtg. Rev. Bds., Ser. '80A (Bedford Tower
                Section 8 Assisted Prj./FHA Insured Mtg.), 10.375%, 02/01/23........................................       253,863
    420,000   Columbus, GA, Dev. Auth. 1st Mtg. Rev. Bds. (Colonial Homes Ltd.),
                12.00%, 12/01/15....................................................................................       437,464
  4,060,000   Gwinnett Cnty., GA, Hsg. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                Appreciation, Zero Cpn., 04/01/16...................................................................       483,587
  1,000,000   The Hsg. Auth. of Columbus, GA, Multifamily Hsg. Rev. Bds. (Columbus
                Gardens Elderly Hsg. Prj.) Ser. '94, 8.25%, 01/01/24................................................     1,012,940
    750,000   Macon Cnty., GA, Hosp. Ref. Rev. Bds. (Flint River Comm.
                Hospital - Paracelsus Healthcare Corp. Prj.) Ser. '91, 9.00%, 03/01/11..............................       781,650
                                                                                                                      ------------
                                                                                                                         2,969,504
                                                                                                                      ------------
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                   Value
Principal                                                                                                                 (Note 1)
---------                                                                                                                  ------
              ILLINOIS - (6.47%)
$ 1,025,000    Aurora, IL, Hosp. Fac. Rev. Bds. (Mercy Ctr. Hlth. Care Svcs.) Ser. A,
                9.625%, 10/01/09....................................................................................  $  1,075,348
    350,000   Bensenville, IL, IDR Bds., Insured - Allied Roofers Supply Prj., 10.25%,
                08/01/03............................................................................................       358,775
    900,000   Chicago, IL, G.O. Ref. Bds., Ser. B, 7.25%, 01/01/06..................................................       939,771
    200,000   Cook Cnty., IL, Community Cons. School Dist. No. 064 Park Ridge,
                School Fire Prevention and Safety Bds., Utilities G.O., Ser. '88, 7.00%,
                12/01/99............................................................................................       200,940
    325,000   Cnty. of Cook, IL, Sngl. Mtg. Rev. Bds., '83 Ser. A, Zero Cpn., 07/01/15 37,534
     85,000   Illinois Educational Fac. Auth. Rev. Bds., Chicago College Osteopathic
                Hlth. Sys., 9.30%, 07/01/98.........................................................................        87,104
    105,000   Illinois Educational Fac. Auth. Rev. Bds., Chicago College Osteopathic
                Hlth. Sys., 9.625%, 07/01/05107,550
    150,000   Illinois Hlth. Fac. Auth. Rev. (Hlth. Fac. Rev. Ref. Bds.) Methodist Med.
                Ctr. of Illinois, 8.00%, 10/01/14...................................................................       150,503
  1,085,000   Illinois Hsg. Dev. Auth. Multi-Fam. Hsg. Rev. Bds., Ser. '82, 10.625%,
                07/01/14............................................................................................     1,119,080
     40,000   Illinois Hsg. Dev. Auth. Residential Mtg. Rev. Bds., Zero Cpn., 02/01/15..............................         5,457
  1,100,000   Public Bldg. Commission of Chicago, Cook Cnty., IL, Bldg. Rev. Bds,
                Ser. B of '87 Cmnty. College Dist. No. 508, 8.75%, 01/01/07.........................................     1,183,094
    300,000   Rolling Meadows, IL, Multi-Fam. Mtg. Rev. Ref. Bds, Woodfield Gardens
                Apartments, 7.75%, 02/01/04321,615
  1,000,000   St. Clair Cnty., IL, Pub. Bldg., Community Bldg. Rev. Bds., 8.00%,
                12/01/05............................................................................................     1,063,500
  1,435,000   Taylorville, IL, Econ. Dev. Rev. Bds. (Kroger Co. Prj.), 11.75%, 04/01/07.............................     1,458,261
  1,360,000   Urbana, IL, Econ. Dev. Rev. Bds. (Kroger Co. Prj.), 11.50%, 03/01/07..................................     1,382,930
    191,000   Village of Sauget, IL, IDR Bds. (The Pillsbury Co. Prj.) Ser. '80, 8.375%,
                05/01/05............................................................................................       192,780
    500,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. '95A,
                8.375%, 07/01/25....................................................................................       501,155
  1,000,000   Village of Wataga, IL, 1st Mtg. Hlth. Fac. Rev. Bds. (First Humanics Corp.
                - Galesburg, IL Prj.) Ser. '86, 10.00%, 09/01/16<F1>................................................       950,000
                                                                                                                      ------------
                                                                                                                        11,135,397
              INDIANA - (2.21%)                                                                                       ------------
    615,000   Bloomington, IN, 1st Mtg. Rev. (Bloomington Plaza - Kroger Corp.), 12.25%,
                06/01/07............................................................................................       630,154
    500,000   Carmel, IN, Retirement Rental Hsg. Rev. Ref. Bds. (Beverly Ent. - Indiana,
                Inc. Prj.) Ser. '92, 8.75%, 12/01/08................................................................       548,505
    560,000   City of Bloomington, IN, Econ. Dev. 1st Mtg. Rev. Bds., Ser. '81A
                (Bloomington Plaza Co. Prj. - SCOA Ind. Inc., Lessee and Guarantor),
                12.375%, 06/01/11...................................................................................       573,871
    394,072   Elwood, IN, Econ. Dev. Rev. (K-Mart Co. - S. S. Kresge Co. Prj.), 8.50.%,
                10/15/00............................................................................................       395,731
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                 Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              INDIANA - Continued
$   570,000   Indiana Bond Bank, Ser. '85 A Bds., 9.625%, 02/01/06..................................................  $    595,017
     35,000   Indianapolis, IN, Econ. Dev. (GNMA Coll - Bethany Indpt. Care), 9.15%,
                08/20/16............................................................................................        39,782
  1,000,000   Town of Shoals, IN, Solid Waste Disposal Rev. Bds. (U.S. Gypsum Co. Prj.)
                Ser. '95, 7.375%, 06/01/20..........................................................................     1,025,090
                                                                                                                      ------------
                                                                                                                         3,808,150
              IOWA - (0.58%)                                                                                          ------------
    375,880   Creston, IA, IDR (S.S. Kresge Co. - K-Mart Inc.), 8.50%, 08/01/00.....................................       377,455
    580,000   Muscatine, IA, Elec. Rev. (Elec. Rev. Ref. Bds.), 7.00%, 01/01/13.....................................       583,265
     35,000   Muscatine, IA, IDR Bds. (Akzona Inc. Prj.), 8.00%, 03/01/09...........................................        34,826
                                                                                                                      ------------
                                                                                                                           995,546
              KANSAS - (3.02%)                                                                                        ------------
    195,000   City of Wichita, KS, Sngl. Fam. Mtg. Rev. Bds., '85 Ser. A, 9.00%,
                07/01/08............................................................................................       204,941
  1,660,000   Kansas City, KS, Crawford Cnty., Tax-Exempt MuniMultiplier Rev. Bds.,
                Zero Cpn., 04/01/16.................................................................................       174,250
  1,520,000   Kansas City, KS, Hosp. Rev. Bds., Ser. '74, 8.10%, 12/01/04...........................................     1,562,469
    775,000   Saline Cnty., KS, Sngl. Fam. Mtg. Rev. Cap. Accumulator Bds.,
                Ser. '82 A, Zero Cpn., 11/01/14.....................................................................        93,698
  3,000,000   Wtr. Dist. No. 1 of Johnson Cnty., KS, Wtr. Rev. Ref. Bds., Ser. '86,
                7.25%, 12/01/02.....................................................................................     3,136,500
     25,000   Westwood, KS, Ind. Rev. Bds., Great Atlantic & Pacific Tea, 7.90%,
                06/01/03............................................................................................        25,145
                                                                                                                      ------------
                                                                                                                         5,197,003
              KENTUCKY - (1.29%)                                                                                      ------------
  1,120,000   City of Grayson, KY, Ind. Bldg. 1st Mtg. Rev. Bds, Ser. A '83, K-Mart -
                Tenant and Guarantor, 9.875%, 03/01/06..............................................................     1,136,878
    275,000   Cntys. of Jefferson, Oldham and Bullitt, KY, Home Mtg. Rev. Bds, Ser. '84,
                10.75%, 11/01/14....................................................................................       284,958
    250,000   Floyd, KY, Gas Sys. Rev. Ref. Bds., Ser. '91A, 8.00%, 09/01/12........................................       278,778
    200,000   Jefferson Cnty., KY, Cap. Prjs. Corp. Rev. Bds. Lease - Ser. B, Zero Cpn.,
                08/15/07............................................................................................        86,812
  1,100,000   Owensboro, KY, Elec. Light & Pwr. Rev. Bds., Ser. B, Zero Cpn.,
                01/01/09............................................................................................       284,691
    500,000   Owensboro, KY, Elec. Light & Pwr. Rev. Bds., Ser. B, Zero Cpn.,
                01/01/09............................................................................................       143,750
                                                                                                                      ------------
                                                                                                                         2,215,867
              LOUISIANA - (1.87%)                                                                                     ------------
    245,000   Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap Appreciation, Zero Cpn.,
                09/01/02............................................................................................       117,041
    245,000   Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap Appreciation, Zero Cpn.,
                03/01/03............................................................................................       110,894

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                 Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------

              LOUISIANA - Continued
$ 1,000,000   Lake Charles Non-Profit Hsg. Dev. Corp. Mtg. Rev. Ref. Bds., Ser. '90A
                and Ser. '90B, 7.875%, 02/15/25.....................................................................  $  1,010,000
  1,100,000   Louisiana Hsg. Fin. Agy. Mtg. Rev. (Multi Fam. Mtg. Rev Bds.), Zero
              Cpn., 01/01/26........................................................................................        58,608
  1,500,000   Louisiana Pub. Fac. Auth. Rev. Ref. Bds., Ser. '93 (Schwegmann Westside
                Expressway, Inc. Prj.), 8.00%, 10/01/09<F2>.........................................................     1,614,420
    235,000   Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Variable Rate
                Demand Bds., (Statewide Prg.) Ser. '84C, 8.125%, 12/01/99...........................................       253,800
     50,000   Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                LA, Ser. '86A, 7.00%, 02/01/08......................................................................        50,239
                                                                                                                      ------------
                                                                                                                         3,215,002
              MAINE - (0.54%)                                                                                         ------------
    885,000   Maine Pub. Utility Financing Bank, Pub. Utility Rev. Bds., Ser. '91 (Maine
                Pub. Svc. Co. Prj.), 7.875%, 04/01/21...............................................................       924,542
              MARYLAND - (0.43%)
    600,000   Cmnty. Dev. Admin. of the State of MD, FHA-Insured Hsg. Mtg. Rev. Bds.,
                '80 Ser. B, 10.625%, 01/01/24.......................................................................       609,648
     25,000   Hsg. Auth. of Prince George's Cnty. (Maryland) GNMA Collateralized Sngl.
                Fam. Mtg. Rev. Bds., '89 Ser. A, 8.10%, 10/01/20....................................................        27,041
    100,000   Maryland State Community Dev. Admin. Hsg. Mtg. Rev. Bds., FHA
                Insured, 10.50%, 01/01/12...........................................................................       101,591
                                                                                                                      ------------
                                                                                                                           738,280
              MASSACHUSETTS - (2.02%)                                                                                 ------------
    250,000   Lawrence, MA, IDR Bds., (New Balance Realty Trust Prj.), 10.00%,
                10/01/03............................................................................................       260,088
    250,000   Massachusetts College Student Loan Auth., Educ. Loan Rev. Bds., 10.00%,
                05/01/012...........................................................................................        53,968
    115,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue C, Ser. '85A,
                7.875%, 06/01/03....................................................................................       124,183
    290,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue D, Ser. '89A,
                7.65%, 01/01/07.....................................................................................       318,464
    705,000   Massachusetts Hsg. Fin. Agy. Multi-Fam. Hsg. Bds., '85 Ser. A, 0%/9.5%,
                07/01/12............................................................................................       675,030
    425,000   Massachusetts Hsg. Fin. Agy. Sngl. Mtg. Purchase Bds., '85 Ser. A, 9.50%,
                12/01/16............................................................................................       440,105
    600,000   Massachusetts State G.O., 10.50%, 08/01/03............................................................       615,444
    320,000   Massachusetts State G.O., 9.75%, 09/01/03.............................................................       326,416
    125,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                School of Law), 8.30%, 07/01/03.....................................................................       124,955
    125,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                School of Law), 8.30%, 07/01/04.....................................................................       124,955
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                 Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              MASSACHUSETTS - Continued
$   185,000   Massachusetts State Ind. Fin. Agy., IDR Bds. (Boston Beer), 11.50%,
                07/15/07............................................................................................  $    211,133
                                                                                                                      ------------
                                                                                                                         3,474,741
              MICHIGAN - (3.56%)                                                                                      ------------
    100,000   Cnty. of Oakland, State of Michigan Bds., Clinton-Oakland Sys., Paint
                Creek Inceptor Sewage Disposal Bds., 7.00%, 05/01/01................................................       102,333
    750,000   The Econ. Dev. Corp. of the City of Westland, MI, Contract Sec'd. Rev. Bds.
                (Weyerhauser Co. Contract Rev.), 9.80%, 12/01/00....................................................       758,123
     65,000   Kentwood, MI, Econ. Dev. Corp. Rev. Bds. (Hanover-Kent, Inc. - K-Mart
                Corp.), 7.85%, 09/01/01.............................................................................        65,845
  1,780,000   Michigan State Hosp. Fin. Auth. Hosp. Rev. Bds. (Daughters of Charity -
                Saint Mary's Hosp.), 10.00%, 11/01/15...............................................................     1,829,039
    500,000   Michigan State Hsg. Dev. Auth. Rev. Bds., Ser. D, 7.75%, 12/01/19.....................................       527,405
    240,000   Michigan State Hsg. Dev. Auth., Sngl.-Fam. Insured Hsg. Bds., '86 Ser. A,
                8.00%, 10/01/06.....................................................................................       252,674
  2,345,000   Monroe Cnty., MI, PCR Insured Rev. Bds. (Detroit Edison Co.) Ser. A,
                9.625% 12/01/15.....................................................................................     2,436,690
     85,000   St. Clair Cnty., MI, Econ. Dev. Corp., Econ. Dev. Rev. Bds. (K-Mart Corp.
                Prj.), 9.50%, 02/01/06..............................................................................        85,643
     75,000   Southgate, MI, Econ. Dev. Corp. Rev. Bds. (Syfield Dev. Prj. - Kroger Co.)
                Ser. A, 10.50%, 11/15/05............................................................................        77,525
                                                                                                                      ------------
                                                                                                                         6,135,277
              MINNESOTA - (1.99%)                                                                                     ------------
    320,000   City of Coon Rapids, MN, Residential Mtg. Rev. Bds., Ser. '82, 7.25%,
                05/01/14............................................................................................       249,072
    100,000   Hsg. and Redevelopment Auth. of the City of St. Paul, MN, Comm. Dev.
                Rev. Ref. Bds., Ser. '92 (Beverly Enterprises-MN, Inc. Prj.), 7.75%,
                11/01/02............................................................................................       104,783
    160,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (River Bluff Prj.),
                11.375%, 06/01/09...................................................................................       166,826
    250,000   Minnesota Hsg. Fin. Agy. Sngl. Fam. Mtg. Bds., '87 Ser. C, 8.40%,
                08/01/01............................................................................................       262,340
  1,715,000   Minnesota State Hsg. Fin. Agy. Hsg. Dev. Rev. Bds., 10.125%, 02/01/13.................................     1,759,882
    880,000   Sandstone, MN, 1st Mtg. FHA (Sandstone Area Nursing Home), 10.00%,  01/15/13..........................       887,216
                                                                                                                      ------------
                                                                                                                         3,430,119
              MISSISSIPPI - (3.45%)                                                                                   ------------
  2,235,000   Claiborne Cnty., MS, PCR (Middle South Energy, Inc. Prj.) Ser. C,
                9.875%, 12/01/14....................................................................................     2,605,094
  1,100,000   Claiborne Cnty., MS, PCR (Middle South Energy, Inc. Prj.) Ser. E,
                9.50%, 04/01/16.....................................................................................     1,164,801

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                 Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              MISSISSIPPI - Continued
$   810,000   Clarksdale, MS, Ind. Rev. Bds. (BAH Pptys/Archer-Daniels), 11.75%,
                06/01/11...........................................................................................   $    854,258
    210,000   Hattiesburg, MS, IDR, Ser. A - Scott Paper Co. Prj., 9.75%, 10/01/12.................................        214,278
  1,000,000   Mississippi Hosp. Equip. & Fac. Auth. Rev. Bds. (Rush Medical
                Foundation Prj.) Ser. '91A, 8.75%, 01/01/16........................................................      1,099,320
                                                                                                                      ------------
                                                                                                                         5,937,751
              MISSOURI - (1.30%)                                                                                      ------------
  1,000,000   The IDA of the City of Joplin, MO, Hosp. Fac. Ref. and Improvements Rev.
                Bds. (Tri-State Osteopathic Hosp. Assoc. Prj.) Ser. '91, 8.25%, 12/15/14...........................      1,023,670
    150,000   The Ind. Dev. Auth. of the City of Kansas City, MO, Econ. Dev. Rev. Ref.
                Bds. (Encore Nursing Ctr. Partners, Ltd.-85 Prj.) Ser. '92, 8.00%,
                12/01/02...........................................................................................        154,326
    250,000   The IDA of the City of West Plains, MO, IDR Ref. Bds. (Beatrice Cos., Inc.
                Prj.) Ser. '84, 8.75%, 08/01/07....................................................................        250,415
    235,000   Missouri Hsg. Dev. Commission, Hsg. Dev. Bds. (Federally Insured Mtg.
                Loans) Ser. July 1, 1975, 8.00%, 07/01/17..........................................................        240,725
     75,000   State Environmental Improvement and Energy Res. Auth. (Missouri)
                Floating/Fixed Rate PCR Bds. (Assoc. Elec. Cooperative Inc. Prj.)
                Ser. '84G, 8.25%, 11/15/14.........................................................................         79,656
    475,000   Stoddard Cnty., MO, IDA Ind. Rev. Bds (Wal-Mart Bldg. Prj. Gtd. -
                Wal-Mart Stores Inc.), 11.75%, 06/01/06............................................................        492,537
                                                                                                                      ------------
                                                                                                                         2,241,329
              MONTANA - (0.04%)                                                                                       ------------
     75,000   Montana Brd. of Hsg., Sngl. Fam. Prg. Bds., '85 Ser. A (Federally Insured
                or Guaranteed Mtg. Loans), 0%/9.75%, 06/01/13......................................................         65,612
              NEBRASKA - (0.32%)                                                                                      ------------
    600,000   Nebraska Pub. Pwr. Dist. Elec. Sys. Rev. Bds., '95 Ser. A, 5.25%,
                01/01/28...........................................................................................        549,600
              NEVADA - (0.39%)                                                                                        ------------
    150,000   Certificates of Participation, Clark Cnty., NV, Acting on Behalf of the
                University Medical Ctr. of Southern  NV, and Carlyle Capital
                Markets Inc., 5.50%, 3/17/00.......................................................................        150,005
    500,000   State of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.40%, 09/01/01......................................        518,020
                                                                                                                      ------------
                                                                                                                           668,025
              NEW HAMPSHIRE - (0.53%)                                                                                 ------------
    500,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (NH Catholic
                Charities Issue) Ser. '91, 8.40%, 08/01/11.........................................................        535,950
    360,000   New Hampshire, IDR (Rockingham Race Track), 13.50%, 11/01/99.........................................        371,470
                                                                                                                      ------------
                                                                                                                           907,420
              NEW JERSEY - (4.53%)                                                                                    ------------
    725,000   The Mercer Cnty. Improvement Auth., Mercer Cnty., NJ, Solid Waste
                Rev. Bds. (Res. Recovery Prj., Ref. Ser. B of '92), Zero Cpn., 04/01/16............................        155,513
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments _ Continued
At September 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                 Value
Principal                                                                                                               (Note 1)
              NEW JERSEY - Continued
$   450,000   New Jersey Econ. Dev. Auth., Econ. Dev. Bds. (Polymeric Resources Corp.
                Prj. - '94 Ser.), 9.00%, 12/01/19..................................................................   $    469,886
  1,350,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Bds. (Borg-Warner - Baker
                Protective Svcs. Prj.) Ser. '83, 9.95%, 12/01/03...................................................      1,350,000
  3,000,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Ref. Bds. (Holt Hauling &
                Warehousing) Ser. G, 8.40%, 12/15/15...............................................................      3,144,660
    400,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Bds. (Sun Chemical Corp.),
                7.50%, 11/01/09....................................................................................        401,504
     70,000   New Jersey Econ. Dev. Auth., Mtg. Rev. Ref. Bds. (Geriatric and Medical
                Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/96........................................................         72,764
     75,000   New Jersey Econ. Dev. Auth., Mtg. Rev. Ref. Bds. (Geriatric and Medical
                Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/97........................................................         79,803
     80,000   New Jersey Econ. Dev. Auth., Mtg. Rev. Ref. Bds. (Geriatric and Medical
                Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/98........................................................         87,421
    300,000   New Jersey Econ. Dev. Auth. Rev., Sr. Mtg. Bds. (Holt Hauling and
                Warehousing) Ser. D, 10.25%, 09/15/14..............................................................        327,273
  1,000,000   New Jersey Econ. Dev. Auth.  Rev., Sr. Mtg. Bds. (Sealy Mattress Mfg. Co.),
                9.50%, 10/01/02....................................................................................      1,101,730
    395,000   New Jersey Hsg. and Mtg. Fin. Agy., Home Buyer Rev. Bds., '89 Ser. D,
                7.70%, 10/01/29....................................................................................        416,022
    195,000   New Jersey Hsg. Fin. Agy., Multi-Fam. Mtg. Rev. Bds., '76-Ser. A,
                8.25%, 11/01/20....................................................................................        195,879
                                                                                                                      ------------
                                                                                                                         7,802,455
              NEW MEXICO - (0.20%)                                                                                    ------------
    120,000   Albuquerque, NM, Hlth. Care Sys. Rev. Bds., (Lovelace Medical Foundation
                Prj.), 12.00%, 03/01/11............................................................................        120,736
     20,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
              Foundation Prj.) Ser. '83A, 10.25%,  03/01/11........................................................         20,140
     40,000   Clovis, NM, Sngl. Fam. Mtg. Rev. Bds., 7.15%, 02/01/97...............................................         40,396
     75,000   Clovis, NM, Sngl. Fam. Mtg. Rev. Bds., 7.15%, 02/01/98...............................................         75,734
    120,000   New Mexico Mtg. Fin. Auth. Sngl. Fam. Mtg. Prg. Rev. Bds., 7.00%,
                07/01/14...........................................................................................         86,447
                                                                                                                      ------------
                                                                                                                           343,453
              NEW YORK - (4.41%)                                                                                      ------------
    500,000   Battery Park City Auth., POD III Hsg. Rev. Bds., Ser. '84 (FHA-Insured
                Mtg.), 10.00%, 06/01/23............................................................................        502,825
  2,630,000   Clifton Park, NY, IDA IDR Bds. (Caldor Inc. Prj.) Ser. A, 11.25%,
                12/01/12...........................................................................................      2,674,500
    560,000   New York City Hsg. Dev. Corp. General Hsg. Rev. Bds., 7.50%, 05/01/23................................        572,930
    250,000   New York City IDA Civic Fac. Rev. Bds. (College of New Rochelle Prj.)
                Ser. '95, 6.20%, 09/01/10..........................................................................        248,543
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                 Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              NEW YORK - Continued
$   925,000   New York State Hsg. Fin. Agy., Multi-Fam. Insured Mtg. Rev. Hsg. Bds.,
                '85 Ser. A, 10.00%, 11/15/25.......................................................................   $    952,019
  1,575,000   New York State Medical Care Fac. Fin. Agy. Rev. Bds.(Mercy Community
                Hosp. - Sisters Mercy), 9.80%, 11/01/16............................................................      1,586,687
    290,000   New York State Mtg. Agy. Rev. Bds., 7th Ser., 8.625%, 04/01/11.......................................        297,427
     35,000   Onondaga Cnty., NY, IDA PCR (Colt Ind., Inc. Prj.), 7.25%, 06/01/08..................................         34,880
    395,000   State of New York Mtg. Agy., Mtg. Rev. Bds. Tenth Ser. A, 8.10%,
                04/01/14...........................................................................................        423,223
    300,000   Steuben Cnty., NY, IDA Rev. Bds., Ser. '84 (Corning Glass Works),
                9.00%, 11/01/04....................................................................................        306,378
                                                                                                                      ------------
                                                                                                                         7,599,412
              NORTH CAROLINA - (0.36%)                                                                                ------------
     95,000   North Carolina Medical Care Comm. Hosp. Rev. Ref. Bds. (Duke University
                Hosp. Prj.) Ser. '85A, 8.625%, 06/01/10............................................................         97,233
    500,000   Piedmont Hlth. Dev. Auth., Inc., 1st Mtg. Ref. Rev. Bds. (Nash Grove
                Manor Inc. Fac., Nashville, North Carolina) Ser. '93A, 8.00%, 01/01/13.............................        519,585
                                                                                                                      ------------
                                                                                                                           616,818
              NORTH DAKOTA - (0.16%)                                                                                  ------------
    400,000   North Dakota State Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., Cap.
                Appreciation - Ser. A, Zero Cpn., 07/01/08.........................................................        147,428
    150,000   North Dakota State Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., Pacs. -
                Ser. A, 0%/9.625%, 07/01/17........................................................................        124,325
                                                                                                                      ------------
                                                                                                                           271,753
              OHIO - (8.40%)                                                                                          ------------
    865,000   Belmont Cnty., OH, Hlth. Sys. Rev. (East Ohio Reg'l Hosp.) Ser. '85,
                9.50%, 01/01/05....................................................................................        890,379
  2,560,000   Cnty. of Clark, OH, Hosp. Ref. Rev. Bds., Ser. '85 (The Community Hosp.)
                Ser. '85B, 9.375%, 04/01/08........................................................................      2,620,646
  1,000,000   Cnty. of Cuyahoga, OH, IDR Ref. Bds. (Joy Tech. Inc. Prj.) Ser. '92, 8.75%,
                09/15/07...........................................................................................      1,070,670
  4,475,000   Dayton, OH, Airport Rev. Bds. (James M. Cox Dayton Int'l. Airport), 8.25%,
                01/01/16...........................................................................................      4,638,517
    250,000   Licking Cnty., OH, Hosp. Improvement Rev. Bds. (Licking Memorial Hosp.
                Prj.), 7.10%, 10/01/95.............................................................................        250,000
  3,560,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation, Zero
                Cpn., 08/01/15.....................................................................................        353,366
  1,600,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap Appreciation,
                Ser. '85 A, Zero Cpn., 01/15/15....................................................................        244,816
     75,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. (GNMA  Mtg.-Backed Sec.
                Prg.) '90 Ser. C, Zero Cpn., 09/01/02..............................................................         45,203
  1,390,000   Ohio State IDA (K-Mart Corp. Prj.), 10.00%, 02/15/08.................................................      1,407,709
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                 Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              OHIO - Continued
$    15,000   Ohio State Wtr. Dev. Auth. PCR  (Collateralized PCR Bds.) Cleveland Elec.
                Illumination Co., 6.20%, 05/01/13..................................................................   $     14,410
    615,000   Ohio Wtr. Dev. Auth., State of Ohio, Wtr. Dev. Rev. Ref. Bds., '85 Ref.
                and Improvement Ser., 9.375%, 12/01/18.............................................................        638,794
  1,800,000   Ohio Wtr. Dev. Auth., State of Ohio, Collateralized PCR Ref. Bds., Ser. '95
                (The Cleveland Elec. Illuminating Co. Prj.), 7.70%, 08/01/25.......................................      1,853,244
    510,000   State of Ohio Floating Rate Collateralized PCR Bds. (The Cleveland Elec.
                Illuminating Co. Prj.) Ohio Wtr. Dev. Auth., '84 Ser. A Bds., 6.00%,
                12/01/20...........................................................................................        442,425
                                                                                                                      ------------
                                                                                                                        14,470,179
              OKLAHOMA - (1.55%)                                                                                      ------------
    395,000   Cherokee Nation of Oklahoma, Rev. Bds., Ser. '92, 7.75%, 07/01/12....................................        411,788
  1,000,000   Oklahoma City Muni Improvement Auth. (Oklahoma City, OK) Wtr. and
                Sewer Sys. Rev. Bds., Ser. '86C, Zero Cpn., 07/01/13...............................................        310,850
  1,500,000   Trustees of the Oklahoma Ordinance Works Auth. IDR Ref. Bds. (A.P.
                Green Ind., Inc. Prj.) Ser. '92, 8.50%, 05/01/08...................................................      1,567,515
    370,000   The Valley View Hosp. Auth. (Ada, OK) Hosp Rev. Bds., Ser. '84, 9.875%,
                10/01/05...........................................................................................        371,765
                                                                                                                      ------------
                                                                                                                         2,661,918
              PENNSYLVANIA - (6.89%)                                                                                  ------------
    285,000   Allegheny Cnty., PA, Residential. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds.,
                '83-Ser.-B, Zero Cpn., 10/01/15....................................................................         33,904
    495,000   Allegheny Cnty. Hosp. Dev. Auth. Hosp. Rev. Ref. Bds., Ser. '85-A (St.
                Margaret Memorial Hosp. Prj.), 9.30%, 07/01/99.....................................................        506,939
    140,000   Allegheny Cnty. Hosp. Dev. Auth. Hosp. Rev. Ref. Bds., Ser. '85-A (St.
                Margaret Memorial Hosp. Prj.), 9.80%, 07/01/10.....................................................        143,368
  3,000,000   Beaver Cnty., PA, IDA PCR (Ohio Edison Co.) Beaver Valley-Ser. A,
                10.50%, 10/01/15...................................................................................      3,091,020
     85,000   Berks Cnty., PA, IDA IDR (Borg-Warner/Baker Protection Svcs., Inc.)
                Ser. '81, 11.10%, 07/01/01.........................................................................         89,990
  2,035,000   Berks Cnty., PA, IDA (Supermarkets General Corp. Prj.),10.50%, 11/01/03..............................      2,097,556
     80,000   Bucks Cnty., PA, IDA Mtg. Rev. (Geriatric and Medical Svcs., Inc. Prj.)
                Ser. '92, 9.00%, 07/01/98..........................................................................         88,402
     95,000   Chester Cnty., PA, IDA Mtg. Rev. Ref. Bds. (Geriatric and Medical
                Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/98........................................................        103,330
     50,000   Horsham Twp., PA, Sewer Rev. Ref. Bds., 6.00%, 01/01/9851,936
     20,000   Indiana Cnty., PA, IDA PCR, Pennsylvania Elec. Co. Prj., Ser. A, 7.75%,
               07/01/06............................................................................................         20,070
  1,000,000   Jefferson Cnty., PA, Hosp. Auth., Hosp. Rev. Ref. Bds (Brookville Hosp.),
                7.00%, 08/01/02....................................................................................      1,041,690
    980,000   Lehigh Cnty., PA, IDA IDR Ref. Bds. (Allentown Interstate Motel Assoc.
                Prj.), Ser. '93, 8.00%, 08/01/12...................................................................      1,021,082
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                  Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              PENNSYLVANIA - Continued
$   810,000   Luzerne Cnty., PA, Hsg. Corp. Rev. Bds., 8.125%, 12/01/08.............................................  $    807,578
    345,000   Mercer Cnty., PA, IDA, Gumberg Assoc. - Pine Grove Square, The Kroger
               Co., Ind. Dev. 1st Mtg. Rev. Bds., 13.00%, 06/01/07..................................................       358,579
    180,000   Midland Boro, PA, G.O. Unlimited, Zero Cpn., 11/01/011................................................        19,023
    100,000   Montgomery Cnty. (Pennsylvania) IDA Mtg. Rev. Ref. Bds., Ser. '92A
               (Geriatric and Medical Svcs., Inc. Prj.), 9.00%, 07/01/99............................................       105,710
    200,000   Northern Lehigh School Dist., Lehigh and Northampton Cntys., PA, G.O.
               Bds., Ser. of '90, 6.85%, 09/01/02...................................................................       199,970
    230,000   Pennsylvania Hsg. Fin. Agy., Moderate Rehab. Rev. Bds., 9.00%, 08/01/01...............................       238,121
    100,000   Pennsylvania Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., Ser. K, 0%/7.9%,
               10/01/13.............................................................................................        74,518
    250,000   Pennsylvania Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., Ser. O, 8.125%,
               10/01/07.............................................................................................       265,848
    350,000   Pennsylvania Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., Ser. R, 8.125%,
               10/01/19.............................................................................................       370,346
    375,000   Somerset Cnty. IDA (Somerset Cnty., Pennsylvania) Comm. Dev. 1st Mtg.
               Rev. Bds., Ser. A '82, The Kroger Co. Prj., 10.875%, 12/15/07........................................       380,805
     10,000   Uniontown Area, PA, School Auth., School Bldg. Rev. Bds., 10.50%,
               10/01/00.............................................................................................        10,349
    250,000   Warren Cnty., PA, IDA Specialized Dev. Rev. Ref. Bds. (Beverly Ent. -
               Pennsylvania, Inc. Prj.) Ser. '91, 9.00%, 11/01/12...................................................       278,293
    360,000   York Cnty., PA, IDA PCR Bds. (Atlantic City Elec. Co.  - Peach Bottom
               Prj.) Ser. 84-B, 10.50%, 07/15/12....................................................................       363,726
                                                                                                                      ------------
                                                                                                                        11,862,153
              SOUTH CAROLINA - (2.05%)                                                                                ------------
  1,045,000   Berkeley Cnty., SC, PCR Fac. (Pollution Ctl. Fac. Rev. Bds.) Alumax Prj.,
               7.25%, 12/01/08......................................................................................     1,041,332
    400,000   Certificates of Participation, Ser. '90A, South Carolina School Financing
               Corp. (School Dist. No. 2 of Sumter Cnty., SC Prj.), 8.125%, 04/01/10................................       431,356
  2,000,000   City of Charleston, SC, Waterworks and Sewer Sys. Ref. Rev. Bds.,
               Ser. '86A, 7.00%, 01/01/15...........................................................................     2,058,980
                                                                                                                      ------------
                                                                                                                         3,531,668
              SOUTH DAKOTA - (0.02%)                                                                                  ------------
     30,000   South Dakota Bldg. Auth., Rev. Ref. Bds., Ser. of Feb. '84, 10.50%,
               09/01/00.............................................................................................        34,955
                                                                                                                      ------------
              TENNESSEE - (2.80%)
    200,000   Anderson Cnty., TN, Hlth. & Educational Fac. Bd., 1st Mtg. Ref. Rev. Bds.
               (Lake City Hlth. Care Ctr. Ltd. Fac.) Ser. '91, 9.00%,11/01/11.......................................       208,526
    365,000   Anderson Cnty., TN, Ind. Dev. Brd. Ref. Rev. Bds. (K-Mart Corp. Prj.),
               10.00%, 06/01/08.....................................................................................       374,245
    205,000   Dover, TN, Hlth. & Educ. Fac., IDR (Wessex Corp. Dover Prj.), 9.50%,
               09/01/11.............................................................................................       216,537
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                  Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              TENNESSEE - Continued
$   519,311    Dyer Cnty., TN, Ind. Dev. Brd. IDR Bds. (S.S. Kresge Co. - K-Mart Corp.),
                8.10%, 11/01/00.....................................................................................  $    521,440
  1,355,000    Lewisburg, TN, IDR Bds. (Mead Corp. Prj.), 7.875%, 02/01/00..........................................     1,363,360
    505,000    McMinn Cnty., TN, Ind. Dev. Brd. Rev. Bds., (S.S. Kresge Co.), 8.00%,
                11/01/00............................................................................................       507,146
    470,000    New Tazewell, TN, Hlth. Educational & Hsg. Fac. Brd. IDR Bds. (Wessex
                Corp. New Tazewell Prj.) Ser. '87, 10.00%, 06/01/17.................................................       487,508
    725,000    Scott County, TN, IDR (Fruehauf Corp. Prj.) Ser. '88, 10.75%, 01/01/09...............................       748,925
    395,000    Sevier Cnty., TN, Ind. Dev. Brd. IDR Bds. (The Kroger Co. and Super X
                Prj.) Ser. A, 10.25%, 11/01/06......................................................................       401,158
                                                                                                                      ------------
                                                                                                                         4,828,845
                                                                                                                      ------------
              TEXAS - (9.96%)
  2,000,000   Corpus Christi, TX, Ind. Dev. Corp. Rev. Ref. Bds. (Valero Refining Co.)
               Ser. A, 10.25%, 06/01/17.............................................................................     2,247,760
    310,000   Dallas Cnty., TX, Hsg. Fin. Corp., Sngl. Fam. Mtg. Rev. Bds., Cap.
               Appreciation, Zero Cpn., 10/01/15....................................................................        31,595
    290,000   Grand Prairie Hsg. Fin. Corp., Grand Prairie, TX, Sngl. Fam. Mtg. Rev.
               Bds., Ser. '85, Ryan Mtg. Co. - Admin.-Servicer, 9.875%, 09/01/05....................................       302,119
  1,200,000   Harris Cnty., TX, Hlth. Fac. Dev. Corp. Rev. Bds. (Adj. Conv. Extendable
               Secs.), GTR Houston Pooled Htlh. Care, 7.375%, 12/01/25..............................................     1,220,676
    590,000   Harris Cnty., TX, Hsg. Fin. Corp., Mtg. Rev. FHA Insured Bds. (South
               Lake Villas Apartments), 9.00%, 11/01/05.............................................................       604,662
     30,000   Houston, TX, Hsg. Corp. No. 1 Rev. Bds., Long Drive Apartments - Section
               8 Assisted, 9.00%, 02/01/20..........................................................................        31,773
  2,240,000   Houston Hsg. Fin. Corp. Sngl. Fam. Mtg. Rev. Bds., Ser. '83B (The Lomas
               & Nettleton Co. - Admin.)10.375%, 12/15/13...........................................................     2,283,456
    215,000   Houston Hsg. Fin. Corp. Sngl. Fam. Mtg. Rev. Bds., Ser. '84A, 10.875%,
               02/15/16.............................................................................................       220,470
  1,010,000   Jefferson Cnty., TX, Hlth. Fac. Dev. Corp. Hosp. Rev. Bds. (Baptist
               Healthcare Sys. Prj.) Ser. '91, 8.875%, 06/01/21.....................................................     1,113,505
    415,000   Matagorda Cnty., TX, Navigation Dist. No. 1, PCR (Central Pwr. & Light
               Co. Prj.), 10.125%, 10/15/14.........................................................................       428,529
    200,000   Matagorda Cnty., TX, Navigation Dist. No. 1 (Unlimited Tax Ref. Bds.),
               8.50%, 02/01/98......................................................................................       202,970
    200,000   North Central Texas, Hlth. Fac. Dev. Corp. Rev. Bds. (Hosp. Ref. Rev.
               Bds.) Methodist Hosp., Zero Cpn., 10/01/02...........................................................       107,750
  1,000,000   Southeast TX, Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., 1st Mtg. Rev. Bds.
               (The Ridge Apartments Prj.), 8.30%, 11/01/23.........................................................       750,000
    525,000   State of Texas, Veteran's Bds., Ser. '85, G.O. Bds., 8.00%, 12/01/04..................................       539,364
  3,900,000   State of Texas, Veteran's Bds., Ser. '85, G.O. Bds., 8.25%, 12/01/10..................................     4,016,454
  1,615,000   Texas Hsg. Agy., Residential Mtg. Rev. Bds., Ser. '87D, 8.40%, 01/01/21...............................     1,719,781
    100,000   Texas Hsg. Agy., Sngl. Fam. Mtg. Rev. Bds., '85 Ser. A, 9.375%,
               09/01/16.............................................................................................       102,608
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                  Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              TEXAS - Continued
$   495,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.20%, 02/15/96.......................................  $    500,529
     50,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.625%, 08/15/08......................................        53,589
    150,000   Texas Wtr.  Res. Fin. Auth. Rev. Bds., Ser. '89, 7.50%, 08/15/13......................................       161,255
    500,000   Thomason Hlth. Fac. Dev. Corp., Hlth. Fac. Rev. Bds. (El Paso Cnty.
               Hosp. Dist. Ltd. Tax Equip. Fin. Prg.) Ser. '90, 7.20%, 08/15/98.....................................       518,525
                                                                                                                      ------------
                                                                                                                        17,157,370
              UTAH - (0.50%)                                                                                          ------------
     50,000   Ogden City (Utah) Neighborhood Dev. Agy. Tax Increment Rev. Ref. Bds.
               (25th St. Washington Blvd. Prj.) Ser. '90 A and B, Zero Cpn., 12/30/05...............................        25,567
     50,000   St. George, UT, IDR Bds. (K-Mart Corp.) Ser. A '84, 10.75%, 10/15/08..................................        51,289
  2,975,040   Utah State Hsg. Fin. Agy. Rev. Bds. Cap. Appreciation Residential Mtg.,
               Ser. '83A, Zero Cpn., 07/01/16.......................................................................       359,177
    400,000   West Valley City, UT, IDR, West Valley City Investments Ltd. Prj. (K-Mart
               Corp.), 10.625%, 12/01/10............................................................................       416,840
                                                                                                                      ------------
                                                                                                                           852,873
              VERMONT - (1.46%)                                                                                       ------------
  1,500,000   Vermont Hsg. Fin. Agy. Multi-Fam. Hsg. Bds., '79 Ser. A, 8.50%,
               02/15/21.............................................................................................     1,521,660
    985,000   Vermont Muni Bd. Bank, General Purpose/Pub. Improvement Ser. A & B,
               8.75%, 12/01/96......................................................................................       993,648
                                                                                                                      ------------
                                                                                                                         2,515,308
              VIRGINIA - (0.89%)                                                                                      ------------
    460,000   IDA of the City of Norfolk, IDR Bds. (Ralston Purina Co. Prj.) Ser. '81,
               11.00%, 06/01/01.....................................................................................       467,480
    365,000   IDA of Covington-Alleghany Cnty., VA, IDR Ref. Bds. (Beverly
               Enterprises, Inc. Prj.) Ser. '91, 9.375%, 09/01/01...................................................       417,023
    100,000   Virginia St. Hsg. Dev. Auth. Multi-Fam. Hsg. Rev. Bds., Ser. '85A, Zero
               Cpn., 05/01/06.......................................................................................        36,561
    100,000   Virginia State Res. Auth., Wtr. & Sewer Sys. Rev. Bds., '85 Ser. A, 8.75%,
               11/01/10.............................................................................................       102,414
    500,000   Virginia State Res. Auth., Wtr. & Sewer Sys. Rev. Bds., '85 Ser. B, 8.625%,
               11/01/05.............................................................................................       512,015
                                                                                                                      ------------
                                                                                                                         1,535,493
              WEST VIRGINIA - (1.09%)                                                                                 ------------
    180,000   Berkeley Brooke Fayette Etc. Cnty., WV, Sngl. Fam. Mtg. Rev. Bds., Ser. A,
               9.10%, 08/01/11......................................................................................       188,626
    290,000   Ceredo, WV, Comm. Dev. Rev. Ref. Bds., (Big Bear Stores Prj.), 8.75%,
               01/01/96.............................................................................................       293,758
    360,000   Glasgow, WV, Hlth. Fac. Rev. Ref. Bds. (Beverly Enterprises, Inc. Prj.)
               Ser. '91, 9.50%, 09/01/01 ...........................................................................       412,542
     25,000   Putnam Cnty., WV, IDR (IDR Bds.) Rite Aid West Virginia Inc., 10.375%,
               11/01/02.............................................................................................        25,641
DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS - Continued                                                                                  Value
Principal                                                                                                               (Note 1)
---------                                                                                                                ------
              WEST VIRGINIA - Continued
$   935,000   West Virginia Hsg. Dev. Fd., Rental Dev. Prg. Bds., Ser. C (Section 8
               Assisted Dev.), 10.00%, 07/01/15.....................................................................  $    960,619
                                                                                                                      ------------
                                                                                                                         1,881,186
              WISCONSIN - (0.72%)                                                                                     ------------
    300,000   Clear Lake, WI, Sewer Sys. Mtg. Rev. Bds., 8.00% 08/01/11.............................................       323,415
    625,000   Wisconsin Hsg. Fin. Auth. Rev. Bds. (Hsg. Fac. Mtg. Rev. Bds.), 10.00%,
               11/01/10.............................................................................................       631,425
    280,000   Wisconsin Hsg. Fin. Auth. Rev. Hsg. Fac. Mtg. Rev. Bds., 9.875%,
               11/01/03.............................................................................................       282,842
                                                                                                                      ------------
                                                                                                                         1,237,682
              WYOMING - (0.17%)                                                                                       ------------
    360,000   Wyoming Community Dev. Auth., Cap. Appreciation Rev. Ref. Bds.,
               Sngl. Fam. Mtg.-D, 0%/9%, 06/01/15...................................................................       289,523
                                                                                                                      ------------
               Total Municipal Bonds - (identified cost $162,720,753)...............................................   165,597,555
                                                                                                                      ------------
              SHORT TERM - (2.37%)
  4,080,000   State Street Bank and Trust Company Repurchase Agreement, 6.00%,
               10/02/95, dated 09/29/95, repurchase value of $4,082,040 (collateralized by $4,130,000 par value U.S. Treasury Notes, 5.875%, 07/31/97, market
               value $4,161,817) - (identified cost $4,080,000).....................................................     4,080,000
                                                                                                                      ------------
                 Total investments - (identified cost $166,800,753)(98.54%)<F3>.....................................   169,677,555
                 Other assets less liabilities - (1.46%)............................................................     2,510,381
                                                                                                                      ------------
                Net assets - (100%).................................................................................  $172,187,936
                                                                                                                      ------------
                                                                                                                      ------------

<F3>  Aggregate cost for Federal income tax purposes is $166,800,753.

At September 30, 1995 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

              Unrealized appreciation...............................................................................  $  4,330,539
              Unrealized depreciation...............................................................................    (1,453,737)
                                                                                                                      ------------
                 Net unrealized appreciation........................................................................  $  2,876,802
                                                                                                                      ------------
                                                                                                                      ------------

<F1>  Security is paying less than stated interest rate.
<F2>  Represents securities valued at fair value in good faith by the Board of Directors.

See Notes to Financial Statements

DAVIS TAX-FREE HIGH INCOME FUND
Statement of Assets and Liabilities
At September 30, 1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (identified cost $166,800,753) (Note 1)......................................   $169,677,555
  Cash.............................................................................................................          9,382
  Receivables:
    Interest.......................................................................................................      4,151,250
    Capital stock sold.............................................................................................         10,894
    Investment securities sold.....................................................................................        494,917
  Prepaid expenses.................................................................................................         37,268
                                                                                                                      ------------
      Total assets.................................................................................................    174,381,266
                                                                                                                      ------------
LIABILITIES:

  Payables:
    Capital stock reacquired.......................................................................................        105,646
    Investment securities purchased................................................................................      1,688,122
  Commissions payable to distributor (Note 4)......................................................................        188,820
  Accrued expenses.................................................................................................        210,742
                                                                                                                      ------------
      Total liabilities............................................................................................      2,193,330
                                                                                                                      ------------
NET ASSETS (Note 5)................................................................................................   $172,187,936
                                                                                                                      ------------
                                                                                                                      ------------

  CLASS A SHARES
    Net assets.....................................................................................................   $ 45,461,206
    Shares outstanding.............................................................................................      4,948,539
    Net asset value and redemption price per share (net assets/shares outstanding).................................         $ 9.19
                                                                                                                            ------
                                                                                                                            ------
    Maximum offering price per share (100/95.25 of $9.19)..........................................................         $ 9.65
                                                                                                                            ------
                                                                                                                            ------

  CLASS B SHARES
    Net assets.....................................................................................................   $126,726,730
    Shares outstanding.............................................................................................     13,823,907
    Net asset value, offering and redemption price per share (net assets/shares
      outstanding).................................................................................................         $ 9.17
                                                                                                                            ------
                                                                                                                            ------

Net assets consist of:

  Unrealized appreciation on investments...........................................................................   $  2,876,802
  Accumulated net realized gain....................................................................................        902,972
  Paid-in capital..................................................................................................    168,408,162
                                                                                                                      ------------
      Net assets...................................................................................................   $172,187,936
                                                                                                                      ------------
                                                                                                                      ------------



See Notes to Financial Statements

DAVIS TAX-FREE HIGH INCOME FUND
Statement of Operations
For the Year Ended September 30, 1995
------------------------------------------------------------------------------
------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest.......................................................................................................   $ 13,561,269
                                                                                                                      ------------
  Expenses:
    Management fees (Note 3).......................................................................................      1,360,042
    Custodian fees.................................................................................................        197,952
    Transfer agent fees............................................................................................        196,150
    Audit fees.....................................................................................................         30,450
    Legal fees.....................................................................................................         61,915
    Accounting fees (Note 3).......................................................................................         37,998
    Reports to shareholders........................................................................................         35,778
    Directors fees and expenses....................................................................................         62,914
    Registration and filing fees...................................................................................         57,904
    Miscellaneous..................................................................................................         47,730
    Commissions paid under distribution plan (Note 4)
      Class A......................................................................................................         82,606
      Class B......................................................................................................      1,435,136
                                                                                                                      ------------
        Total expenses.............................................................................................      3,606,575
                                                                                                                      ------------
          Net investment income....................................................................................      9,954,694
                                                                                                                      ------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

  Net realized gain from investment transactions...................................................................      1,053,761
  Net increase in unrealized appreciation of investments during the period.........................................        991,288
                                                                                                                      ------------
      Net realized and unrealized gain on investments..............................................................      2,045,049
                                                                                                                      ------------
      Net increase in net assets resulting fromoperations..........................................................   $ 11,999,743
                                                                                                                      ------------
                                                                                                                      ------------













See Notes to Financial Statements

DAVIS TAX-FREE HIGH INCOME FUND
Statement of Changes in Net Assets
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                                                                                        Year ended September 30,
                                                                                                        ------------------------
                                                                                                        1995               1994
                                                                                                        ----               ----
Operations:
  Net investment income..........................................................................  $  9,954,694    $  8,179,372
  Net realized gain from investment transactions.................................................     1,053,761       1,538,520
  Net increase (decrease) in unrealized appreciation
    of investments...............................................................................       991,288      (4,964,841)
                                                                                                   ------------    ------------
  Net increase in net assets resulting from
    operations...................................................................................    11,999,743       4,753,051


Distributions to shareholders from:
  Distribution from net investment income
    Class A ($0.40 per share)....................................................................    (1,972,849)           _
    Class B ($0.48 and $0.44 per share, respectively)............................................    (7,981,845)     (8,179,372)
  Distribution from gains from investment transactions
    Class A ($0.01 per share)....................................................................       (39,640)           _
    Class B ($0.01 and $0.28 per shares respectively)............................................      (111,149)     (5,246,115)
  Distribution in excess of net investment income
    Class B ($0.01 and $0.07 per share, respectively)............................................      (235,293)     (1,335,899)
  Tax return of capital distribution
    Class B ($0.03 per share)....................................................................          _           (565,878)

Capital share transactions (Note 5)..............................................................   (18,344,618)     35,429,929
                                                                                                   ------------    ------------

    Total increase (decrease) in net assets......................................................   (16,685,651)     24,855,716

Net Assets:
  Beginning of year..............................................................................   188,873,587     164,017,871
                                                                                                   ------------    ------------
  End of year....................................................................................  $172,187,936    $188,873,587
                                                                                                   ------------    ------------
                                                                                                   ------------    ------------










See Notes to Financial Statements

DAVIS TAX-FREE HIGH INCOME FUND
Notes to Financial Statement
September 30, 1995
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Note 1 - Summary of Significant Accounting Policies

     Davis Tax-Free High Income Fund (formerly Venture Muni (+) Plus,
Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund may invest in high yield, high risk, low rated and unrated bonds commonly referred to as "junk bonds." Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. On December 1, 1994, the Company commenced the offering of shares in two classes, Class A and Class B. The Class A shares are sold with a front-end sales charge and the Class B shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation
     Municipal bonds are normally valued on the basis of prices provided by a pricing service. Securities not priced in this manner are priced at the last sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and ask prices provided by investment dealers. Short-term obligations are valued at amortized cost, which approximates value. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors.

Federal Income Taxes
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its tax-exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

Securities Transactions
     Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost.

Investment Income and Distributions  to  Shareholders
     Interest income is recorded on the accrual basis. Dividends and distributions to shareholders are recorded on the ex-dividend date. Premiums on tax-exempt securities, original issue discounts and market discounts are amortized to investment income for financial reporting and tax purposes. Premiums are amortized over the life of the respective securities or to the earliest call date, if applicable.

Note 2 - Purchases and Sales of Securities

     Purchases and sales of investment securities (excluding short-term securities) during the year ended September 30, 1995, were $226,443,790 and $239,610,177, respectively.

Note 3 - Investment Advisory Fees and Other Transactions with Affiliates

     The Fund pays advisory fees for investment management and advisory services under a management agreement with Davis Selected Advisers, L.P. (formerly Selected/Venture Advisers, L.P.) (the "Adviser"). The agreement provides for a monthly fee of .0625 of 1% (equivalent to
 .75 of 1% per annum) of the first $250 million of average daily net assets of the Fund.

DAVIS TAX-FREE HIGH INCOME FUND
Notes to Financial Statements - Continued
September 30, 1995
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Note 3 - Investment Advisory Fees and Other Transactions with Affiliates
- (continued)

Regardless of the above provision, the Adviser will pay or refund to the Fund all expenses borne by the Fund in any fiscal year (including the advisory fee, but excluding interest, taxes, brokerage fees, payments made to the Distributor under any Rule 12b-1 Distribution Plan adopted by the Fund and, where permitted, extraordinary expenses) that exceed limitations imposed by the most restrictive state securities laws or regulations. The Adviser must reimburse the Fund for any such excess at least annually, up to the amount of its advisory fee. The Adviser believes that the most restrictive expense limitations presently applicable are 2 1/2% for the first $30 million of average net assets, 2% for the next $70 million of average net assets and 1 1/2% for any additional average net assets. The Adviser is paid for registering Fund shares for sale in various states. The fee for the year ended September 30, 1995 amounted to $10,002. The Adviser is paid for certain transfer agent services. The fee for the year ended September 30, 1995 amounted to $17,914. The Adviser is also paid for certain accounting services. The fee for the year ended September 30, 1995 amounted to $37,998. Certain directors and the officers of the Fund are also officers and directors of the general partner of the Adviser.

Note 4 - Distribution and Underwriting Fees

Class A Shares

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

     During the ten months ended September 30, 1995, the Fund's
Underwriter, Davis Selected Advisers, L.P., received $30,731 from commissions earned on sales of Class A shares of the Fund of which $8,667 was retained by the Underwriter and the remaining $22,064 was reallowed to investment dealers. Davis Selected Advisers, L.P. paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a maintenance fee with respect to Class A shares sold by dealers and remaining outstanding during the period. The maintenance fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts in which the Underwriter pays no service fees to other firms. The maintenance fee for Class A shares of the Fund for the ten months ended September 30, 1995 was $82,606.

Class B Shares

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

     The Fund compensates the Distributor with a 4% commission on the proceeds from the sale of the Fund's Class B shares (subject to the limits described below) and the Distributor pays 4% to the qualified dealer responsible for the sale of the shares. A rule implemented by the National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's annual average net assets attributable to Class B shares which may be paid to the Distributor in connection with the distribution of its shares. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

DAVIS TAX-FREE HIGH INCOME FUND
Notes to Financial Statements - Continued
September 30, 1995
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Note 4 - Distribution and Underwriting Fees - (Continued)

Class B Shares - (Continued)

The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the new 1% annual limit in some future period or periods when the plan limits have not been reached.

     During the year ended September 30, 1995, Class B shares of the Fund made distribution plan payments which included commissions of $1,077,229 and maintenance fees of $357,907.

     Commissions earned by the Distributor  during the year ended
September 30, 1995 on the sale of Class B shares of the Fund amounted to $643,155 of which $633,786 was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Fund in the amount of $2,767,373, representing the cumulative commissions earned by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative commissions paid by the Fund and cumulative contingent deferred sales charge paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended September 30, 1995 the Distributor received contingent deferred sales charges from Class B shares of the Fund of $667,459. (Prior to December 1, 1994, the charge was a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. The charge was imposed upon redemption of certain Class B shares of the Fund within four calendar years of the original purchase.)

Note 5 - Capital Stock

     At September 30, 1995, there were 1,000,000,000 shares of capital stock ($0.01 par value per share) authorized. Transactions in capital stock were as follows:

DAVIS TAX-FREE HIGH INCOME FUND
Notes to Financial Statements - Continued
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Note 5 - Capital Stock - (Continued)
                                                                                                       For the Ten Months Ended
Class A                                                                                                  September 30, 1995
                                                                                                       ------------------------
                                                                                                       Shares            Amount
                                                                                                       ------            ------
Shares sold......................................................................................    5,537,144    $  49,420,038
Shares issued to shareholders in connection with
  reinvestment of distributions..................................................................      115,852        1,057,589
                                                                                                    ----------    -------------
                                                                                                     5,652,996       50,477,627
Shares reacquired................................................................................     (704,457)      (6,432,629)
                                                                                                    ----------    -------------
      Net increase...............................................................................    4,948,539    $  44,044,998
                                                                                                    ----------    -------------
                                                                                                    ----------    -------------

                                                                                                         For the Year Ended
Class B                                                                                                  September 30, 1995
                                                                                                         ------------------
                                                                                                         Shares      Amount
                                                                                                         ------      ------
Shares sold......................................................................................    2,538,110    $  22,901,839
Shares issued to shareholders in connection with
  reinvestment of distributions..................................................................      453,075        4,103,609
                                                                                                    ----------    -------------
                                                                                                     2,991,185       27,005,448
Shares reacquired................................................................................   (9,952,705)     (89,395,064)
                                                                                                    ----------    -------------
    Net decrease.................................................................................   (6,961,520)   $ (62,389,616)
                                                                                                    ----------    -------------
                                                                                                    ----------    -------------

                                                                                                       For the Year Ended
                                                                                                       September 30, 1994
                                                                                                       ------------------

                                                                                                       Shares      Amount
                                                                                                       ------      ------
Shares sold......................................................................................    7,692,698    $  71,879,239
Shares issued to shareholders in connection with
  reinvestment of distributions..................................................................      853,256        7,924,635
                                                                                                    ----------    -------------
                                                                                                     8,545,954       79,803,874
Shares reacquired................................................................................   (4,752,445)     (44,373,945)
                                                                                                    ----------    -------------
    Net increase.................................................................................    3,793,509    $  35,429,929
                                                                                                    ----------    -------------
                                                                                                    ----------    -------------

DAVIS TAX-FREE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

                                                                    Class A           --------------Class B-----------------
                                                                   Ten Months
                                                                     Ended
                                                                  September 30,            Year ended September 30,
                                                                                 ------------------------------------------------
                                                                      1995       1995       1994       1993       1992       1991
                                                                      ----       ----       ----       ----       ----       ----

Net Asset Value, Beginning of Period..............................   $ 8.90     $ 9.09     $ 9.65     $ 9.49     $ 9.41     $ 9.30
                                                                     ------     ------     ------     ------     ------     ------
Income From Investment Operations
---------------------------------
  Net Investment Income...........................................       40        .48        .44        .54        .54        .67
  Net Gains or Losses on
    Securities  (both realized
    and unrealized)...............................................      .30        .10       (.18)       .29        .27        .22
                                                                     ------     ------     ------     ------     ------     ------
    Total From Investment Operations..............................      .70        .58        .26        .83        .81        .89
                                                                     ------     ------     ------     ------     ------     ------

Less Distributions
------------------
  Dividends (from net
    investment income)............................................     (.40)      (.48)      (.44)      (.54)      (.54)      (.67)
  Distribution from gains from
    investment transactions.......................................     (.01)      (.01)      (.28)        _          _          _
  Distribution in excess
    of net investment income......................................       _        (.01)      (.07)      (.10)      (.12)      (.11)
  Tax Return of capital
    distributions.................................................       _          _        (.03)      (.03)      (.07)        _
                                                                     ------     ------     ------     ------     ------     ------
    Total Distributions...........................................     (.41)      (.50)      (.82)      (.67)      (.73)      (.78)
                                                                     ------     ------     ------     ------     ------     ------

Net Asset Value,
  End of Period...................................................   $ 9.19     $ 9.17     $ 9.09     $ 9.65     $ 9.49     $ 9.41
                                                                     ------     ------     ------     ------     ------     ------
                                                                     ------     ------     ------     ------     ------     ------

Total Return <F1>.................................................     7.93%      6.64%      2.81%      9.10%      8.89%     10.09%
------------

Ratios/Supplemental Data
------------------------
  Net Assets,  End of Period
    (000 omitted).................................................  $45,461   $126,727   $188,874   $164,018   $124,227    $91,718
  Ratio of Expenses to
    Average Net Assets............................................  1.43%<F2>     2.14%      2.07%      2.26%      2.41%      2.41%
  Ratio of Net Income to
    Average Net Assets............................................  5.95%<F2>     5.37%      4.59%      5.50%      5.53%      7.13%

  Portfolio Turnover Rate.........................................   127.80%    127.80%    113.46%    107.80%     47.31%     55.07%

<F1> Sales charges are not reflected in calculation.

<F2> Annualized

DAVIS TAX-FREE HIGH INCOME FUND
Report of Independent Certified Public Accountants
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


To the Shareholders and Board of Directors of Davis Tax-Free High Income Fund


     We have audited the accompanying statement of assets and liabilities of Davis Tax-Free High Income Fund (formerly Venture Muni (+) Plus, Inc.), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management.
Our responsibility is to express an opinion on these fi-nancial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Tax-Free High Income Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.




                                                          Tait, Weller & Baker



Philadelphia, Pennsylvania
November 3, 1995

     DAVIS TAX-FREE HIGH
          INCOME FUND

124 East Marcy Street  Santa Fe, New Mexico 87501
-------------------------------------------------
-------------------------------------------------
Directors                      Officers
Wesley E. Bass                Jeremy H. Biggs
Jeremy H. Biggs                 Chairman
Marc P. Blum                  Shelby M.C. Davis
Shelby M.C. Davis               President
Eugene M. Feinblatt           Carl R. Luff
Jerry D. Geist                  Vice President, Treasurer
D. James Guzy                   & Assistant Treasurer
G. Bernard Hamilton           Raymond O. Padilla
LeRoy E. Hoffberger             Vice President, Secretary
Laurence W. Levine              & Assistant Treasurer
Martin H. Proyect             Carolyn H. Spolidoro
Christian R. Sonne              Vice President
Edwin R. Werner               Louis R. Proyect
                                Vice President
                              Andrew A. Davis
                                Vice President
                              Christopher C. Davis
                                Vice President
                              Eileen R. Street
                                Assistant Treasurer
                                & Assistant Secretary

Investment Adviser & Distributor
Davis Selected Advisers, L.P.
124 East Marcy Street
Santa Fe, New Mexico  87501

Transfer Agent & Custodian
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, MA  02266-8406

Counsel
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois  60602

Auditors
Tait, Weller & Baker
Two Penn Center, Suite 700
Philadelphia, Pennsylvania 19102-1707

-----------------------------------------
-----------------------------------------
For more information about Davis Tax-Free
High Income Fund including management fee,
charges and expenses, see the current
prospectus which must precede or accompany
this report.
------------------------------------------
------------------------------------------
9511-15 VMP80